Schedule of movements in loss allowance for trade receivables (Details) - Trade receivables [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 47,691	$ 46,768
Foreign exchange adjustment	1,281	923
Balance	$ 48,972	$ 47,691